Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                      November 7, 2002



VIA EDGAR
----------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

             Re:       The Alliance Stock Funds:
                       Alliance Balanced Shares, Inc.
                       (File Nos.  2-10988 and 811-00134)
                       Alliance Global Small Cap Fund, Inc.
                       (File Nos.  2-25364 and 811-01415)
                       Alliance Growth and Income Fund, Inc.
                       (File Nos.  2-11023 and 811-00126)
                       Alliance Health Care Fund, Inc.
                       (File Nos.  333-77953 and 811-09329)
                       Alliance New Europe Fund, Inc.
                       (File Nos.  33-37848 and 811-06028)
                       Alliance Quasar Fund, Inc.
                       (File Nos.  2-29901 and 811-01716)
                       Alliance Worldwide Privatization Fund, Inc.
                       (File Nos. 33-76598 and 811-08426)
                       The Korean Investment Fund, Inc.
                       (File Nos. 333-68338 and 811-06467)

Ladies and Gentlemen:

On behalf of the above-referenced Alliance Stock Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 30, 2002.

                                      Sincerely,


                                      /s/ Nora L. Sheehan
                                      ---------------------
                                          Nora L. Sheehan